13. OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		R$ 1,059,901	R$ 1,021,724
Other payables, noncurrent		129,323	131,137
Payables to related parties
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		57,008	10,927
Other payables, noncurrent
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Other payables, current			121
Other payables, noncurrent
Dividends and interest on capital payable
Disclosure of fair value measurement of liabilities [line items]
Other payables, current	[1]	510,692	484,570
Other payables, noncurrent
Advances from customers
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		68,521	90,720
Other payables, noncurrent
Taxes in installments
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		21,551	24,444
Other payables, noncurrent		79,242	83,312
Profit sharing - employees
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		42,699	211,791
Other payables, noncurrent
Freight provision
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		81,699	57,586
Other payables, noncurrent
Provision for industrial restructuring
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		1,350	13,000
Other payables, noncurrent
Taxes payable
Disclosure of fair value measurement of liabilities [line items]
Other payables, current
Other payables, noncurrent		8,410	8,518
Other provision
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		152,205	23,162
Other payables, noncurrent
Third party materials in our possession
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		231	288
Other payables, noncurrent
Other payables
Disclosure of fair value measurement of liabilities [line items]
Other payables, current		123,945	105,115
Other payables, noncurrent		R$ 41,671	R$ 39,307

[1]	Dividends payable by the subsidiary CSN Mineracao.